Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 13, 2025
Entity Registrant Name	dei_EntityRegistrantName	TIDAL ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 13, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 13, 2025
Prospectus Date	rr_ProspectusDate	Jan. 13, 2025
FolioBeyond Enhanced Fixed Income Premium ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FolioBeyond Enhanced Fixed Income Premium ETF – FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FolioBeyond Enhanced Fixed Income Premium ETF (the “Fund”) seeks to provide income and, secondarily, long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate current income and long-term capital appreciation by investing in a portfolio of ETFs representing certain sectors of the fixed-income market (“Bond Sector ETFs”), both directly and indirectly through option overlays (described below). The Fund uses the FolioBeyond Fixed Income Model (the “FB Model”) to select its Bond Sector ETFs.

The Fund primarily invests in an optimized portfolio of Bond Sector ETFs, such as those providing exposure to U.S. Treasuries, investment grade corporate bonds, high yield corporate bonds, mortgage-backed securities (“MBS”), municipal bonds, or sovereign bonds (foreign government bonds). In addition, the Fund employs its options overlay strategy using call and/or put options tied either to the Bond Sector ETFs or to broad-based bond market ETFs (collectively, “Underlying ETFs”).

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in income-producing fixed income securities, including Underlying ETFs that primarily invest in income-producing fixed income securities.

Bond Sector ETFs

The Fund will primarily invest in Bond Sector ETFs. The Fund’s investment sub-adviser, FolioBeyond LLC (“FolioBeyond” or the “Sub-Adviser”), utilizes its FB Model, a proprietary, factor-based, multisector fixed income strategy designed to generate higher income. The FB Model seeks to outperform the Bloomberg U.S. Aggregate Bond Index (the “Benchmark”) by dynamically allocating across Bond Sector ETFs.

The FB Model applies advanced algorithms to capture key performance and risk drivers in the fixed income markets. This optimization framework analyzes and updates risk and value attributes on a regular basis for the holdings in the Fund’s initial Bond Sector ETF universe, which currently consists of 24 Bond Sector ETFs but is subject to change, at the Sub-Adviser’s sole discretion. The Sub-Adviser’s FB Model uses proprietary algorithms to allocate its assets to the Bond Sector ETFs. The algorithms consider and weigh numerous factors for each Bond Sector ETF and are computed on a regular basis. The most significant factors for each Bond Sector ETF include:

(i)	Historical Price Volatility: The extent and speed of the Bond Sector ETF’s price movements over a specific period;

(ii)	Option-Implied Volatility: The expected price volatility of the Bond Sector ETF over the lifespan of an option on the ETF;

(iii)	Estimated Default Risk: The likelihood of default by the Bond Sector ETF’s underlying holdings;

(iv)	Prepayment or Call Risk: The risk associated with early repayment or callable features of the Bond Sector ETF’s underlying holdings;

(v)	Interest Rate Sensitivity:

a.	Duration: A measure of the Bond Sector ETF’s underlying holdings' sensitivity to interest rate changes.

b.	Convexity: A measure of how the duration of the underlying holdings of the Bond Sector ETF changes as yields fluctuate;

(vi)	Yield To Maturity: The return expected from the underlying holdings of the Bond Sector ETF if held to maturity;

(vii)	Option-Adjusted Spread: The yield difference between the Bond Sector ETF, adjusted for options, and an investment with a risk-free rate of return, such as U.S. Treasuries);

(viii)	Weighted Average Life: The average time the underlying holdings of the Bond Sector ETF are expected to remain outstanding;

(ix)	Expected Maturity: The anticipated time until the Bond Sector ETF’s underlying holdings mature; and

(x)	Historical Correlation: The historical relationship between the prices of Bond Sector ETFs under evaluation.

The FB Model uses these primary factors, along with several secondary factors, to determine portfolio allocation weights for each Bond Sector ETF. The goal is to create a portfolio with attractive risk-reward characteristics under current market conditions. This modeling process is designed to optimize for current income and total return, which includes capital appreciation. Generally, the Fund rebalances its holdings of Bond Sector ETFs whenever the FB Model produces a target allocation for any Bond Sector ETF that differs materially from its current allocation, due to changes in prices, yields, risk, or other market conditions. See “Additional Information About the Fund” in the Fund’s Prospectus for more information about the bond sectors in which the Bond Sector ETFs may focus their investments.

Options Overlay

In addition to its Bond Sector ETF investments, the Fund employs option overlays to seek to enhance income. The option strategy primarily involves selling covered or uncovered call and/or put options and covered or uncovered call and/or put spreads on Underlying ETFs with the goal of generating additional income. FolioBeyond implements the Fund’s option strategies based on a comprehensive analysis of implied volatility (the market’s expectation of future price swings), strike prices (the price at which the option can be exercised), relative value (a comparison of an asset’s current price to an estimate of its intrinsic value), and market conditions. The Fund may also sell options on instruments other than the Bond Sector ETFs. The Fund will count the notional value of options on any fixed income ETFs towards compliance with the 80% investment policy discussed above.

To implement the Fund’s options overlay strategy, the Fund will sell options and/or option spreads (i.e., buying and/or selling multiple options contracts on the same underlying asset, but with different strike prices or expiration dates, aiming to profit from the price difference between the two options), including both call options (which give the buyer the right to buy an asset at a predetermined price) and put options (which give the buyer the right to sell an asset at a predetermined price). By selling the options and/or option spreads, the Fund can collect premium payments. These premiums provide a potential income boost, particularly during periods of low market volatility.

For example, if the Fund holds a portfolio of Bond Sector ETFs and sells covered call options on those ETFs, the premiums collected from selling the calls can enhance the Fund’s income. If the market price of the relevant Bond Sector ETF remains below the option strike price, the Fund retains both the shares of the Bond Sector ETF and the premium income. However, if the market price exceeds the strike price, the Fund may have to sell the Bond Sector ETF’s shares at the strike price, limiting further upside in those positions.

FolioBeyond actively manages and rebalances the Fund’s option overlay strategy, including its short positions (selling options without owning the underlying asset), to seek alignment with changes in volatility, interest rates, and overall bond market conditions. The Fund’s total notional exposure (the total value represented by the options contracts) to options, including short positions, may reach up to 150% of the Fund’s net assets, allowing for flexible positioning as market conditions evolve. To seek to mitigate the risks associated with short positions, FolioBeyond employs a disciplined risk management approach, including generally setting predefined stop-loss limits (automatically closing positions to prevent excessive losses), actively monitoring option exposures relative to market movements, and adjusting positions based on real-time assessments of volatility and liquidity conditions.

The Fund where possible sells covered options, that is, options that reference a Bond Sector ETF the Fund already holds. However, in certain cases, the Fund will sell uncovered options that reference a Bond Sector ETF or other ETF. This approach is used when the Sub-Adviser identifies a more attractive opportunity than a covered option, or when no options exist for a Bond Sector ETF held by the Fund.

For uncovered options, the Sub-Adviser selects ETFs that it believes have a relatively high degree of correlation to the Bond Sector ETF held by the Fund. This allows the Fund to align the uncovered options with its existing holdings, while seeking to capitalize on more favorable availability, liquidity, price or other market attributes of the uncovered options.

When selling uncovered options, the Fund must post additional collateral, such as cash or securities, to cover the mismatch between the reference ETF and the Bond Sector ETF held by the Fund. The Sub-Adviser considers the cost of posting the collateral when determining whether to sell an uncovered option.

Portfolio Attributes

Generally, the FB Model produces target allocations that lead to the Fund holding between five and eight Bond Sector ETFs, with each Bond Sector ETF subject to a maximum allocation limit of 30% of the Fund’s assets. However, there can be no assurance that the FB Model will produce such target allocations in the future. This may lead the Fund to hold lesser or greater or lesser concentrations of fewer or larger numbers of Bond Sector ETFs than has typically been the case. The Fund may invest in Bond Sector ETFs that focus their investments in any particular bond sector without limit.

While the Fund intends principally to hold Bond Sector ETFs and options, from time to time the Fund may directly hold fixed income securities, or options thereon, that represent obligations of individual issuers, including but not limited to MBS issued or guaranteed by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.etfs.foliobeyond.com/fixp.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.etfs.foliobeyond.com/fixp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
FolioBeyond Enhanced Fixed Income Premium ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
FolioBeyond Enhanced Fixed Income Premium ETF | Underlying ETFs Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described below.

FolioBeyond Enhanced Fixed Income Premium ETF | Affiliated ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Affiliated ETF Risks. FolioBeyond acts as investment sub-adviser to one or more of the Bond Sector ETFs, and receives sub-advisory fees and profits generated by such ETFs (the “Affiliated ETFs”). It is possible that a conflict of interest among the Fund and the Affiliated ETFs could affect how FolioBeyond fulfills its fiduciary duties to the Fund and the Affiliated ETFs. FolioBeyond may have a conflict of interest in allocating Fund assets among Affiliated ETFs and unaffiliated ETFs. In addition, FolioBeyond may have an incentive to consider the effect on an Affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although FolioBeyond takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.

FolioBeyond Enhanced Fixed Income Premium ETF | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

FolioBeyond Enhanced Fixed Income Premium ETF | Bond Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Bond Sector Focus Risk. The Fund primarily invests in Bond Sector ETFs, which focus on specific sectors of the fixed income market. Sector concentration can increase the Fund’s exposure to risks associated with those sectors, including changes in interest rates, liquidity, and economic conditions affecting those markets.

FolioBeyond Enhanced Fixed Income Premium ETF | MBS Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MBS Risk. MBS may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some MBS receive government agency or private support, but there is no assurance that such support will remain in place. Non-agency MBS are subject to heightened risks as compared to agency MBS, including that non-agency MBS are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee.

FolioBeyond Enhanced Fixed Income Premium ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. These risks are more pronounced in emerging market countries.

FolioBeyond Enhanced Fixed Income Premium ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics.

FolioBeyond Enhanced Fixed Income Premium ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

FolioBeyond Enhanced Fixed Income Premium ETF | Option Overlay Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Option Overlay Risk. The Fund’s use of options involves various risks, including the risk that the options strategy may not provide the desired increase in income or may result in losses. Selling call and put options exposes the Fund to potentially significant losses if market movements are unfavorable. The Fund may also experience additional volatility and risk due to changes in implied volatility (the market’s forecast of future volatility), strike prices, and market conditions. The Fund may sell options on instruments other than the Fund’s Bond Sector ETFs. This can expose the Fund to the risk that options can vary in price in ways that do not correspond to the Bond Sector ETFs held by the Fund, so called basis-risk. While the vast majority of option contracts are sold prior to expiration, some in-the-money options contracts are exercised. It is possible that the Fund could be subject to such exercise notices and would have to acquire the underlying reference asset in the marketplace, at the then prevailing market price, which could generate a profit or a loss depending on the relationship between the reference asset and the Bond Sector ETF actually held by the Fund. The majority of the Fund’s options activity will involve selling or “writing” options in exchange for receipt of a premium from the buyer. From time to time, however, the Fund may also buy options as a risk management tool. Options bought and sold, even on the same underlying instrument, can move in unpredictable ways, and there can be no assurance that such buys and sells will achieve the Sub-Adviser’s risk management goals.

FolioBeyond Enhanced Fixed Income Premium ETF | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. The Fund’s options strategy may involve leverage, as the notional value (the total value of the underlying assets controlled by the options) of the options may exceed the Fund’s assets. The Fund may have a maximum notional exposure of up to 150% of its net assets through its option positions. Leverage can amplify losses, particularly during periods of market volatility.

FolioBeyond Enhanced Fixed Income Premium ETF | Short Position Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Position Risk. The Fund’s short positions in options (selling options without owning the underlying asset) carry significant risk, as potential losses can be theoretically unlimited if market conditions move unfavorably. For example, a short call option could lead to a loss if the price of the Underlying ETF rises sharply, forcing the Fund to purchase the ETF at a much higher price to fulfill the contract.

FolioBeyond Enhanced Fixed Income Premium ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

FolioBeyond Enhanced Fixed Income Premium ETF | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

FolioBeyond Enhanced Fixed Income Premium ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. An issuer or guarantor of debt instruments or the counterparty to a derivatives contract may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

FolioBeyond Enhanced Fixed Income Premium ETF | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Securities Risk. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

FolioBeyond Enhanced Fixed Income Premium ETF | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Models and Data Risk. The composition of the Fund’s portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete.

FolioBeyond Enhanced Fixed Income Premium ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
FolioBeyond Enhanced Fixed Income Premium ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FolioBeyond Enhanced Fixed Income Premium ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

FolioBeyond Enhanced Fixed Income Premium ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

FolioBeyond Enhanced Fixed Income Premium ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

FolioBeyond Enhanced Fixed Income Premium ETF | Trading [Member]
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Risk [Text Block]	rr_RiskTextBlock
○	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

FolioBeyond Enhanced Fixed Income Premium ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
FolioBeyond Enhanced Fixed Income Premium ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more ordinary income and short-term capital gain subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

FolioBeyond Enhanced Fixed Income Premium ETF | Options Risk [Member]
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○	Options Risk: Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. By writing call and put options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases (for call options) or decreases (for put options) in the value of the underlying Bond Sector ETF above (for call options) or below (for put options) the exercise prices of the written options, but will continue to bear the risk of declines (for call options) or increases (for put options) in the value of the underlying Bond Sector ETF. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying Bond Sector ETF over time. This risk is elevated for uncovered options since the Fund does not hold an offsetting position, which could result in a loss significantly larger than the option premium received by the Fund.

FolioBeyond Enhanced Fixed Income Premium ETF | General Market Risk [Member]
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General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

FolioBeyond Enhanced Fixed Income Premium ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

FolioBeyond Enhanced Fixed Income Premium ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

FolioBeyond Enhanced Fixed Income Premium ETF | FolioBeyond Enhanced Fixed Income Premium ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIXP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 340

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[2]	Based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.